Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shift up 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	€ 813	€ 945
Estimated approximate effects on shareholders' equity	1,690	(2,688)
Shift down 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	1,174	(1,236)
Estimated approximate effects on shareholders' equity	€ 1,352	€ 1,847